FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING EXPENSES
Research and development	$ (1,486,978)	$ (3,391,012)	$ (4,130,533)
Total operating expenses	(11,228,385)	(174,527,577)	(51,085,911)
(Loss) income from operations	32,034,956	(200,631,180)	(88,517,894)
Interest income	324,118	149,752	990,117
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders	16,649,176	(70,943,484)	(111,928,941)
Other comprehensive (loss) income:
Comprehensive (loss) income attributable to Daqo New Energy Corp. shareholders	12,987,163	(66,795,294)	(109,722,759)
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(2,738,085)	(2,979,454)	(3,528,728)
Research and development	(12,310)	(76,646)	(175,242)
Total operating expenses	(2,750,395)	(3,056,100)	(3,703,970)
(Loss) income from operations	(2,750,395)	(3,056,100)	(3,703,970)
Interest income	8,144	3,130	3,074
NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(2,742,251)	(3,052,970)	(3,700,896)
Equity in (losses) earnings of subsidiaries	19,391,427	(67,890,514)	(108,228,045)
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders	16,649,176	(70,943,484)	(111,928,941)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(3,662,013)	4,148,190	2,206,182
Total other comprehensive income	(3,662,013)	4,148,190	2,206,182
Comprehensive (loss) income attributable to Daqo New Energy Corp. shareholders	$ 12,987,163	$ (66,795,294)	$ (109,722,759)